Related Parties Transactions - Compensation of Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 282	$ 254	$ 251
Post-employment benefits	10	9	8
Share-based payment	9	2	2
Compensation of key management personnel	$ 301	$ 265	$ 261